Share Based Compensation (Schedule Of Stock-Based Activities) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1	6,341,695
Granted	0
Settled	0
Forfeited or Expired	(197,695)
Outstanding at December 31	6,144,000
Weighted Average Remaining Contractual Term - Outstanding at December 31 (in years)	2 months 12 days
Aggregate Intrinsic Value - Outstanding at December 31	$ 4,915,200
Deferred Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1	7,271,021
Granted	0
Settled	(24,840)
Forfeited or Expired	(481,124)
Outstanding at December 31	6,765,057
Weighted Average Remaining Contractual Term - Outstanding at December 31 (in years)	10 months 24 days
Aggregate Intrinsic Value - Outstanding at December 31	$ 5,412,045